OPERATING LEASES	6 Months Ended
Jun. 30, 2022
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms ranges from 1.17 to 4.25 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s unaudited interim condensed consolidated balance sheet.

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Right-of-use assets	6,553	4,986
Impairment of right-of-use assets	(387)	—
Right-of-use assets, net	6,166	4,986

Operating lease liabilities - current	2,213	1,524
Operating lease liabilities – non-current	4,569	3,544
Total operating lease liabilities	6,782	5,068

For the six months ended June 30, 2021, the Group had operating lease costs from continuing operations of approximately US$491 and recorded short-term lease costs of approximately US$23. And the Group had recorded short-term lease costs from discontinuing operations of approximately US$170. For the six months ended June 30, 2022, the Group had operating lease costs from continuing operations of approximately US$925 and recorded short-term lease costs of US$359. Cash paid for amounts included in the measurement of operating lease liabilities were US$328 and US$1,085 for the six months ended June 30, 2021 and 2022, respectively. As of June 30, 2022, the weighted average remaining lease term was 4.08 years and the weighted average discount rate was 3.41%.

As of December 31, 2021, the impairment of right-of-use assets of US$387 was related to the impairment of Loto Interactive due to the closure of data centers business in Sichuan, China and was recorded in the other operating expenses in the statement of comprehensive loss. The operating leases of Loto Interactive are presented as assets or liabilities held for sale as of June 30, 2022. See Note 14 for detailed discussion.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2022:

Operating leases
US$
2022 remaining	749
2023	1,405
2024	1,188
2025	1,188
2026	891
Total	5,421
Less: imputed interest	(353)
Present value of lease liabilities	5,068